Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	[1]	1,224.7	1,249.1	1,250.0
EPS	[2]	£ (2.364)	£ 0.265	£ 0.685
Weighted average shares used in diluted EPS calculation	[1]	1,237.0	1,257.3	1,260.6
Diluted EPS	[2]	£ (2.364)	£ 0.263	£ 0.679
Continuing Operation [member]
Earnings per share [abstract]
Earnings	[1],[3]	£ (2,889.0)	£ 288.3	£ 860.1
Weighted average shares used in basic EPS calculation	[1]	1,224.7	1,249.1	1,250.0
EPS	[4]	£ (2.359)	£ 0.230	£ 68.8
Diluted earnings	[1]	£ (2,889.0)	£ 288.3	£ 860.1
Weighted average shares used in diluted EPS calculation	[1],[5]	1,224.7	1,257.3	1,260.6
Diluted EPS	[6]	£ (2.359)	£ 0.299	£ 68.2
Discontinued operations [member]
Earnings per share [abstract]
Earnings	[3]	£ (6.8)	£ 43.2	£ (3.8)
Weighted average shares used in basic EPS calculation		1,224.7	1,249.1	1,250.0
EPS		£ (0.005)	£ 0.035	£ (0.003)
Diluted earnings		£ (6.8)	£ 43.2	£ (3.8)
Weighted average shares used in diluted EPS calculation	[5]	1,224.7	1,257.3	1,260.6
Diluted EPS		£ (0.005)	£ 0.034	£ (0.003)
Continued and discontinued operations [member]
Earnings per share [abstract]
Earnings	[1],[3]	£ (2,895.8)	£ 331.5	£ 856.3
Weighted average shares used in basic EPS calculation	[1]	1,224.7	1,249.1	1,250.0
EPS	[4]	£ (2.364)	£ 0.265	£ 68.5
Diluted earnings		£ (2,895.8)	£ 331.5	£ 856.3
Weighted average shares used in diluted EPS calculation	[5]	1,224.7	1,257.3	1,260.6
Diluted EPS	[6]	£ (2.364)	£ 0.263	£ 67.9

[1]	Earnings figures have been restated as described in the accounting policies.
[2]	Figures have been restated as described in the accounting policies.
[3]	Earnings is equivalent to (loss)/profit for the period attributable to equity holders of the parent.
[4]	Earnings figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[5]	The weighted average shares used in the basic EPS calculation has also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.
[6]	Earnings figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.